Transactions - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 $ / shares shares
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	727,190,821				727,190,821		723,715,147
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 0.001				$ 0.001		$ 0.001
Proceeds from issuance of common stock					$ 2,000,000
Payments to acquire businesses, gross					424,722	$ 119,177
Share-based compensation	$ 13,542			$ 8,713	45,248	92,830
Liability for share-based compensation	$ 8,622				$ 8,622
Preferred stock, shares authorized | shares	2,000,000,000				2,000,000,000
Shares redeemed					$ 0
Equity Method Investment loss on Disposal	$ 699				1,359
Consideration for disposal payable in cash	$ 794				$ 794
USD First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt		$ 416,700
Debt, fee amount		21,724
EUR First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €			€ 204,500
USD Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt		$ 250,000
EUR Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €			€ 212,459
Share based compensation [Member]
Business Acquisition [Line Items]
Internal performance targets					50.00%
Pi Jersey [Member]
Business Acquisition [Line Items]
Cash Consideration for acquisition					$ 2,448,799
Net proceeds from the Merger					$ 1,616,673
Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	49,374,588				49,374,588
Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	4,526,137				4,526,137
Private Warrants Held by Related Party	$ 679				$ 679
Warrant [Member]
Business Acquisition [Line Items]
Number of shares that eligible to be purchased with each warrant | shares	1				1
Common stock, per share | $ / shares	$ 11.50				$ 11.50
Date from which warrants is exercisable					Aug. 21, 2021
PIPE Investment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	200,000,000				200,000,000
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 10.00				$ 10.00
Proceeds from issuance of common stock					$ 2,000,000
Incremental costs					$ 151,722
Payment of incremental costs						$ 151,455
Skrill USA | January 2022
Business Acquisition [Line Items]
Percentage of equity interest							100.00%
Pay Services India LLC
Business Acquisition [Line Items]
Percentage of equity interest	100.00%				100.00%
Consideration for disposal payable in cash	$ 1,056				$ 1,056
Paysafe Limited [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross					$ 2,448,799
Business acquisition equity instrument consideration, shares issued | shares					333,419,924
Common unit, issued | shares	190,292,458				190,292,458
Cash Consideration for acquisition					$ 1,620
Paysafe Limited [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding, Beginning balance | shares	48,901,025				48,901,025
Paysafe Limited [Member] | Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding, Beginning balance | shares	5,000,000				5,000,000
Paysafe Bermuda Holdings LLC [Member]
Business Acquisition [Line Items]
Business acquisition equity instrument consideration, shares issued | shares					20,893,780